Leases (Details) - Schedule of components of lease costs of these operating leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Schedule of components of lease costs of these operating leases [Abstract]
Operating lease cost for fixed payments	¥ 238,773	¥ 205,120
Short - term lease costs	5,509	52,600
Variable lease costs	(3,073)	(2,516)
Total lease costs	¥ 241,209	¥ 255,204